N-2 - $ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	[1],[2]	Dec. 31, 2021	[1],[2]
Cover [Abstract]
Entity Central Index Key	0001843974
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Destiny Tech100 Inc.
General Description of Registrant [Abstract]
NAV Per Share	$ 4.97	$ 5.22		$ 1.6

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not presented for the Fund for the 2021 period.